Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2014
Prepayments and Other Receivables [Abstract]
Prepayments and Other Receivables
(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31,2014		December 31,2013
	RMB	US$	RMB
Prepayments	524	84	593
Other receivables	18,248	2,941	25,514
	18,772	3,025	26,107